Equity - Schedule of Company Warrants are classified as a Component of Shareholders’ Equity (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Schedule of Company Warrants are classified as a Component of Shareholders’ Equity [Abstract]
Number of warrants, Outstanding at beginning of the year | shares	7,645,109
Weighted average exercise price, Outstanding at beginning of the year | $ / shares	$ 2.01
Number of warrants, Forfeited and expired | shares	(22,750)
Weighted average exercise price, Forfeited and expired | $ / shares	$ 10
Number of warrants, Outstanding at beginning of the year | shares	7,622,359
Weighted average exercise price, Outstanding at beginning of the year | $ / shares	$ 1.98